Prepayment and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepayment and Other Current Assets [Abstract]
Schedule of Prepayment and Other Current and Non-Current Assets

As of June 30, 2025 and December 31, 2024, prepayment and other current and non-current assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Advances to vendors	$36,168	$32,907
Staff advance	104	85
Others	37	38
Subtotal	36,309	33,030
Less: allowance for expected credit losses	(2,237)	(2,196)
Prepayment and other assets, net	$34,072	$30,834